UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CAMCO INVESTORS FUND

Financial Statements

June 30, 2004

Unaudited

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Camco Investors Fund.  Such offering is made only by prospectus, which includes details as to offering price and material information.

CAMCO INVESTORS FUND

SEMI-ANNUAL REPORT

JUNE 30, 2004

CAMCO INVESTORS FUND

30 East Main Street

Berryville, VA 22611

Fund Symbol:  CAMCX

Fund CUSIP Number:  132633108

Website:  www.camcofunds.com

This report is provided for the general information of Camco Investors Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.  Please read it carefully before you invest.

Dear Shareholders of the Camco Investors Fund,

The Fund share price started 2004 at $9.86 per share and remained unchanged for the first six months of the year showing a net asset per share change of 0%.  The Standard & Poor’s composite index of 500 stocks increased 2.59% over the same period.  The Fund remained closed to new investors and in cash.  The Fund’s amended prospectus became effective on June 26, 2004. The Board of Directors is expected to open the Fund in early August, 2004.  Please find enclosed a copy of the current effective prospectus.

Management of the fund is looking forward to investing the Funds assets according to our Prospectus.

It appears to us that forces are at work in the economy to bring stocks into fair value.  As we anticipate selecting securities we are drawn to sectors where companies stocks have been under pressure due to interest rate increases or temporarily lower that expected earnings growth.

Examples would include select homebuilders, real estate trust, regional banks, some technology companies and retail.

Regardless, we look to take advantage of what we believe to be the best values in the market, wherever they may be found.

Sincerely,

/s/Dennis M. Connor

Camco Investors Fund

Performance Summary

The Fund remained closed to new investors during the first six months of 2004 and the Funds assets were in cash.  Management understands that this action caused the Fund to slightly under perform the Standard & Poor’s composite of 500 stocks during this period.

The Funds amended prospectus became effective June 26th this year and it is expected the Board of Directors will open the fund to new shareholders in early August 2004 and management fully expects to invest a significant part of the cash assets.

Past performance is not predictive of future performance.  Investment returns and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less that the original cost.

A Hypothetical $10,000 Investment in the Camco Investors Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of common equity of 500 stocks.  This chart assumes an initial gross investment of $10,000 made on 12/31/2002 (inception date of the current Adviser).  The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown include the reinvestment of all dividends.

Date:	S&P 500 Index	Camco Investors Fd

Inception
12/31/2002	$10,000	$10,000

Year
Ended
12/31/2003	$12,870	$10,041

six months ended
06/30/2004	$13,214	$10,041

RETURNS:	S&P 500 Index	Camco Investors Fd

Annual
Return
12/31/2003	28.70%	0.41%

Return
One year
6/30/03-6/30/04	17.07	0.00

Since Inception
12/31/02-6/30/04	29.67	0.04%

PORTFOLIO OF INVESTMENTS IN SECURITIES, JUNE 30, 2004

The Fund holds no securities at this time

CAMCO INVESTORS FUND
Statement of Assets and Liabilities
June 30, 2004
(Unaudited)

Assets

Cash	$37,129

Total Assets	37,129

Liabilities	-

Net Assets	$37,129

Composition of Net Assets:
Common stock, $.001 par value	$4
Paid in capital	367,644
Accumulated net realized loss from investments	(330,519)

Net assets (equivalent to $9.86 per share based on 3,764
shares outstanding)	$37,129

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Operations
For the Six Months Ended June 30, 2004
(Unaudited)

Investment Income

Interest and other	$-

Total income	-

Expenses	-

Net Investment Income	-

Realized and Unrealized Gain (Loss) from Investments	-

Net Increase In Net Assets Resulting From Operations	$-

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Statement of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	June 30, 2004	12/31/03
Increase (decrease) in net assets from operations

Investment income - net	$-	$217
Net realized loss from investment transactions	-	-
Unrealized appreciation (depreciation) of investments	-	-

Net decrease in net assets resulting
from operations	-	217

Distributions to shareholders	-	-
Share transactions (Note 4)	-	(12,486)

Total (decrease) in net assets	-	(12,269)

Net Assets
Beginning of period	37,129	49,398

End of period	$37,129	$37,129

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND
Financial Highlights
For a share of capital stock outstanding throughout the period

	For the
	Six Months	For the Years Ended December 31,
	Ended
	06/30/04 (*)	2003	2002	2001	2000	1999
PER SHARE DATA:
Net Asset Value, Beginning of Period	$9.86	$9.82	$9.82	$10.44	$8.36	$11.05
Income from Investment Operations:
Net Investment Income	-	0.04	-	0.40	0.43	0.43
Net Realized and Unrealized Loss on Investments	-	-	-	(0.59)	2.08	(2.69)
Total Income (Loss) From Investment Operations	-	0.04	-	(0.19)	2.51	(2.26)
Less Distributions:
From Net Investment Income	-	-	-	(0.43)	(0.43)	(0.43)
Total Distributions	-	-	-	(0.43)	(0.43)	(0.43)

Net Asset Value, End of Period	$9.86	$9.86	$9.82	$9.82	$10.44	$8.36

Total Return	0.00%	0.41%	0.00%	(1.85)%	29.99%	(20.49)%

Ratios and Supplemental Data:
Net Assets, End of Year	$37,129	$37,129	$49,398	$3,268,890	$3,247,687	$2,822,765
Ratio of Expenses to Average Net Assets	0.00%	0.00%	1.88%	1.43%	1.60%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.00%	0.54%	-0.72%	4.14%	4.40%	4.60%
Portfolio Turnover Rate (%)	0.00%	0.00%	0.00%	0.00%	18.20%	0.00%

(*) Unaudited

The accompanying notes are an integral part of the financial statements.

CAMCO INVESTORS FUND

Notes to Financial Statements

June 30, 2004

(Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The CAMCO Investors Fund (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund from The O’Higgins Fund, Inc. to CAMCO Investors Fund.  At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. (“CAM”).  Under the terms of the new investment management agreement, CAM has agreed to provide the Fund with investment management services for an annual fee of 1% on the value of the net assets.  Other services that CAM may provide will be at no additional expense to the Fund.

Additionally, a change in the investment objectives of the Fund was approved. The Fund’s new investment objective is to seek capital appreciation by investing in a portfolio of equity investments, including common and preferred stocks and convertible issues, and debt securities. The Fund will continue as a non-diversified fund that may invest a relatively high percentage of its assets in a limited number of securities. This new investment strategy is more flexible and will allow a faster response to the ever-changing climate of the markets.

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation:  Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

CAMCO INVESTORS FUND

Notes to Financial Statements (Continued)

June 30, 2004

(Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

1.

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

On December 4, 2002 the sole shareholder of the Fund, Bernard Klawans approved, among other things, the name change of the Fund from The O’Higgins Fund, Inc. to CAMCO Investors Fund.  At the same time a new investment advisor was approved, Cornerstone Asset Management, Inc. (“CAM”).  Under the terms of the new investment management agreement, CAM has agreed to provide the Fund with investment management services for an annual fee of 1% on the value of the net assets.  Other services that CAM may provide will be at no additional expense to the Fund. CAM has borne all expenses of the Fund for the six months ended June 30, 2004.

3.

INVESTMENT TRANSACTIONS

There were no purchases or sales of investment securities for the six months ended June 30, 2004.  The Fund was invested in cash at June 30, 2004.

CAMCO INVESTORS FUND

Notes to Financial Statements (Continued)

June 30, 2004

(Unaudited)

4.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value and paid-in capital totaled $367,644.  Transactions in capital stock were as follows:

        Six Months Ended

Year Ended

	June 30, 2004		December 31, 2003
	Shares	Amount	Shares	Amount
Shares sold	-		3,754	$ 37,029
Shares issued in reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	(5,020)	$ (49,515)

Net (decrease)	-	$ -	(1,266)	$ (12,486)

  5.     FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal Income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $       -

Undistributed long-term capital gain

 $       -

Unrealized appreciation

 $       -

There were not distributions paid during the year ended December 31, 2003 or the six months ended June 30, 2004.

The Fund has available capital loss carry forwards of $79,520 and $251,457. These carry forwards expire in 2009 and 2010 respectively.

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

Cornerstone Asset Management, Inc. the Fund’s Advisor is responsible for exercising the voting rights associated wit the securities of the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling the Fund at 1-877-526-0707.

CAMCO INVESTORS FUND

June 30, 2004

(Unaudited)

ADDITIONAL INFORMATION (Continued)

BOARD OF DIRECTORS INFORMATION

INDEPENDENT DIRECTORS Name & Age	Position Held	Term of Office & Length of Time Served	Principal Occupation During Last 5 Years	Other Directorships
Keith P. Newman Age 49	Director	1 year with election annually He has been a Director since 12/04/2002	Realtor with ReMax	None
Malcom R. Uffelman Age 68	Director	1 year with election annually He has been a Director since 12/04/2002	Vice President of Contact Inc.	None
Charles J. Bailey Age 60	Director	1 year with election annually He has been a Director since 12/04/2002	Regional Manager with Tollgate Inc.	None
Col. Richard Bruss Age 73	Director	1 year with election annually He has been a Director since 12/04/2002	Retired USAF	None
INTERESTED DIRECTOR
Dennis M. O’Connor Age 47	Director President of Fund	1 year with election annually He has been a Director since 12/04/2002	President of CAMCO Investors Fund Vice President of CAMCO	None

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors.  Information pertaining to the Directors of the Fund are set forth above.  The Fund’s SAI includes additional information about the Fund’s Directors, and is available without charge, by calling 1-877-526-0707.  Each Director may be contacted by writing to the Director c/o CAMCO Investors Fund, c/o Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, OH 44141.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 2, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSRS is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date September 9, 2004

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date September 9, 2004